Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 5,430	$ 5,235	$ 5,173	$ 5,300	$ 5,153	$ 5,148	$ 5,151	$ 5,132	$ 21,138	$ 20,584	$ 20,018
Net Interest Income	4,922	4,677	4,592	4,692	4,470	4,426	4,397	4,313	18,883	17,606	16,340
Net income	$ 1,224	$ 1,407	$ 1,247	$ 1,362	$ 1,120	$ 1,231	$ 1,141	$ 1,055	$ 5,240	$ 4,547	$ 3,687
Basic Earnings Per Share	$ 0.45	$ 0.51	$ 0.45	$ 0.50	$ 0.41	$ 0.45	$ 0.41	$ 0.39	$ 1.91	$ 1.66	$ 1.35
Diluted Earnings Per Share	$ 0.45	$ 0.51	$ 0.45	$ 0.50	$ 0.41	$ 0.45	$ 0.41	$ 0.39	$ 1.91	$ 1.66	$ 1.35